Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,917,469	$ 0
Prepaid expenses	1,068,638
Total current assets	2,986,107
Deferred offering costs		1,254,190
Cash and investments held in Trust Account	1,725,044,564
Total Assets	1,728,030,671	1,254,190
Current liabilities:
Accounts payable and accrued expenses	1,421,817	777,857
Promissory Note - Related Party		300,000
Due to Sponsors		156,333
Total current liabilities	1,421,817	1,234,190
Warrant liabilities	88,342,500
Deferred underwriting compensation	60,375,000
Total Liabilities	150,139,317	1,234,190
Commitments and Contingencies
Class A ordinary shares subject to possible redemption; 157,279,135 shares at approximately $10.00 per share	1,572,791,350
Shareholders' equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital		20,688
Retained Earnings (accumulated deficit)	4,994,170	(5,000)
Total Shareholders' Equity	5,000,004	20,000
Total Liabilities and Shareholders' Equity	1,728,030,671	1,254,190
Common Class A [Member]
Shareholders' equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		0
Common Stock	1,522
Common Class B [Member]
Shareholders' equity:
Common Stock	$ 4,312	$ 4,312	[1]

[1]	This number includes an aggregate of up to 5,625,000 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised by the underwriters.